Shareholder's Equity - Changes in AOCI Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Changes in balances of each component of AOCI, net of tax
Beginning balance	$ 1,038	[1]	$ 3,577		$ 3,518
OCI before reclassifications	(836)		(25)		424
Amounts reclassified from AOCI	69		(439)		4
Total other comprehensive income (loss), net of tax	(767)	[2]	(464)	[2]	428
Ending balance	973	[3]	1,038	[1]	3,577
Cumulative Effect, Period of Adoption, Adjustment
Changes in balances of each component of AOCI, net of tax
Beginning balance			(1,897)		(7)
Ending balance					(1,897)
Accumulated Other Comprehensive Income (Loss)
Changes in balances of each component of AOCI, net of tax
Beginning balance	(317)	[3]	1,184		756
Total other comprehensive income (loss), net of tax	(767)		(464)		428
Ending balance	(1,084)	[3]	(317)	[3]	1,184
Accumulated Other Comprehensive Income (Loss) | Cumulative Effect, Period of Adoption, Adjustment
Changes in balances of each component of AOCI, net of tax
Beginning balance			(1,037)
Ending balance					(1,037)
Net Unrealized Gains (Losses) on Securities
Changes in balances of each component of AOCI, net of tax
Beginning balance	1,044		1,185		757
OCI before reclassifications	(2,104)		(409)		424
Amounts reclassified from AOCI	69		(439)		4
Total other comprehensive income (loss), net of tax	(2,035)		(848)		428
Ending balance	(991)		1,044		1,185
Net Unrealized Gains (Losses) on Securities | Cumulative Effect, Period of Adoption, Adjustment
Changes in balances of each component of AOCI, net of tax
Beginning balance			707
Ending balance					707
Effect of changes in discount rate assumptions on certain long-duration contracts
Changes in balances of each component of AOCI, net of tax
Beginning balance	(933)		0		0
OCI before reclassifications	861		284		0
Amounts reclassified from AOCI	0		0		0
Total other comprehensive income (loss), net of tax	861		284		0
Ending balance	(72)		(933)		0
Effect of changes in discount rate assumptions on certain long-duration contracts | Cumulative Effect, Period of Adoption, Adjustment
Changes in balances of each component of AOCI, net of tax
Beginning balance			(1,217)
Ending balance					(1,217)
Effect of changes in instrument-specific credit risk on MRBs
Changes in balances of each component of AOCI, net of tax
Beginning balance	(427)		0		0
OCI before reclassifications	407		100		0
Amounts reclassified from AOCI	0		0		0
Total other comprehensive income (loss), net of tax	407		100		0
Ending balance	(20)		(427)		0
Effect of changes in instrument-specific credit risk on MRBs | Cumulative Effect, Period of Adoption, Adjustment
Changes in balances of each component of AOCI, net of tax
Beginning balance			(527)
Ending balance					(527)
Other
Changes in balances of each component of AOCI, net of tax
Beginning balance	(1)		(1)		(1)
OCI before reclassifications	0		0		0
Amounts reclassified from AOCI	0		0		0
Total other comprehensive income (loss), net of tax	0		0		0
Ending balance	$ (1)		(1)		(1)
Other | Cumulative Effect, Period of Adoption, Adjustment
Changes in balances of each component of AOCI, net of tax
Beginning balance			$ 0
Ending balance					$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[3]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.